Condensed Consolidated Statement of Comprehensive (Loss) / Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Revenue	$ 447,444	$ 428,218	$ 890,167	$ 829,218
Cost of services (excluding depreciation and amortization)	203,675	190,180	396,349	364,361
Selling, general and administrative	163,117	143,816	331,981	283,606
Depreciation and amortization	68,426	67,582	138,779	135,851
Impairment expense on goodwill and other assets	71	13	223	1,295
Restructuring and other costs	24,489	5,897	33,330	13,682
Loss / (gain) on disposal of subsidiaries and other assets, net	369	176	1,127	(450)
Operating (loss) / income	(12,703)	20,554	(11,622)	30,873
Other (expense) / income, net	(3,788)	(6,714)	506	(5,891)
Interest expense, net	(35,566)	(34,549)	(69,412)	(68,222)
Loss before taxes	(52,057)	(20,709)	(80,528)	(43,240)
Income tax expense	6,892	29,423	14,873	26,364
Net loss	$ (58,949)	$ (50,132)	$ (95,401)	$ (69,604)
Net loss per share - basic	$ (1.13)	$ (0.85)	$ (1.84)	$ (1.17)
Net loss per share - diluted	$ (1.13)	$ (0.85)	$ (1.84)	$ (1.17)
Net loss	$ (58,949)	$ (50,132)	$ (95,401)	$ (69,604)
Income / (loss) on foreign currency translation	4,407	14,655	(2,911)	18,731
Total comprehensive loss	$ (54,542)	$ (35,477)	$ (98,312)	$ (50,873)